Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets
Balance at beginning of period	$ 139	$ 151
Transfers from contract assets recognized at beginning of year to receivables	(137)	(148)
Increases as a result of new contract assets recognized during the year	185	133
Other (including exchange)	(5)	3
Balance at end of period	$ 182	$ 139